UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22926

Innovator ETFs Trust II
(Exact name of registrant as specified in charter)

109 North Hale Street

Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603
(Name and address of agent for service)

800-208-5212

Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

INNOVATOR

Semi-Annual Report

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF (EPRF)

INNOVATOR LUNT LOW VOL/HIGH BETA TACTICAL ETF (LVHB)

April 30, 2020
Innovator ETFs Trust II

TABLE OF CONTENTS

Letter to Shareholders	1
Fund Performance	3
Expense Example	7
Schedules of Investments	9
Statements of Assets and Liabilities	20
Statements of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	23
Notes to Financial Statements	25
Trustees and Officers	39
Additional Information	41

INNOVATOR ETFs TRUST II

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

The following shareholder letter covers the period ended April 30, 2020.

Thank you for your interest in the Innovator S&P Investment Grade Preferred ETF (EPRF) and the Innovator Lunt Low Vol/High Beta Tactical ETF (LVHB).

EPRF remains uniquely positioned as the only pure investment grade preferred securities ETF in the market. Over the reporting period, EPRF outperformed the broad preferred market. We saw that EPRF benefited from the price appreciation of investment grade preferred securities during the period that had previously been trading at steep discounts to par. We believe this ETF continues to serve as a tool for investors to improve credit quality within their preferred portfolios.

LVHB has underperformed the S&P 500 index during the period as a result of the underlying index’s underperformance to the market during this unprecedented volatility. It is important to recall that this strategy evaluates the underlying low volatility and high beta factors’ performance on a monthly basis and then applies risk metrics to evaluate the factors’ risk-adjusted relative strength. This monthly evaluation is meant to discern and identify any trends in the factors that would lead the fund to rotate from one factor to the other, but quick, steep drops to the market in March and April of this year had its impact on the investment strategy.

It is important to note that we have announced material changes we anticipate for LVHB going forward, and we are very excited about bringing this investment solution to you, the investors.  On May 18, 2020, we announced in a press release that we will be changing LVHB’s investment strategy and underlying index.  To be renamed the Innovator S&P 500 Diversified Power Buffer ETF and offered under a new ticker of “BUFF,” the fund will offer risk-adjusted exposure to better manage volatility while investing in the returns of the S&P 500 index through a new fund of funds structure.  We anticipate this change to be effective in mid-July 2020, and encourage you to review the notices and updates which have been provided, and to look for further announcements related to this change.

INNOVATOR ETFs TRUST II

Letter to Shareholders (Unaudited) (Continued)

We at Innovator remain grateful for the trust and support you have put in us.

Sincerely,

Bruce Bond

Chief Executive Officer

The views in this report were those of the Fund’s CEO as of April 30, 2020 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

Investing involves risks. Principal loss is possible. EPRF Risks: The fund invests in preferred securities which may be subject to many of the risks associated with debt securities, including interest rate risk. The Fund invests in equity securities which may be subject to volatile price fluctuations. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in share price. LVHB Risks: Beta investing entails investing in securities that are more volatile based on historical market index data. The fund may be more volatile since it will, from time to time, seek to have exposure to the most volatile securities. Volatile stocks may be subject to sharp swings in value, and may change unpredictably, affecting the value of such equity securities and, consequently, the value of the Shares.

This material must be accompanied by a prospectus. Read carefully before investing.

Innovator ETFs are distributed by Foreside Fund Services, LLC

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Fund Performance

April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P Investment Grade Preferred ETF from its inception (May 23, 2016) to April 30, 2020 as compared with the S&P U.S. High Quality Preferred Stock Index and the S&P U.S. Preferred Stock Index.

Growth of a Hypothetical $10,000 Investment

at April 30, 2020

	Average Annual Total Returns As of April 30, 2020
	1 Year	3 Years	Since Inception(a)
Innovator S&P Investment Grade Preferred ETF
NAV Return	5.20%	4.23%	3.44%
Market Return	6.84%	4.63%	3.75%
S&P U.S. High Quality Preferred Stock Index	5.62%	4.74%	4.02%
S&P U.S. Preferred Stock Index	1.43%	2.78%	3.42%

(a)	Inception date is May 23, 2016.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.47%. For the most recent month-end performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Fund Performance

April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, the S&P U.S. High Quality Preferred Stock Index and the S&P U.S. Preferred Stock Index include the reinvestment of all dividends, if any.

The S&P U.S. High Quality Preferred Stock Index is designed to provide exposure to U.S. - listed preferred stocks that meet a minimum size, liquidity, type of issuance, and quality criteria.

The S&P U.S. Preferred Stock Index generally represents the U.S. preferred stock market.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at innovatoretfs.com/EPRF.

INNOVATOR LUNT LOW VOL/HIGH BETA TACTICAL ETF

Fund Performance

April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Lunt Low Vol/High Beta Tactical ETF from its inception (October 19, 2016) to April 30, 2020 as compared with the Lunt Capital U.S. Large Cap Equity Rotation Index and the S&P 500® Index.

Growth of a Hypothetical $10,000 Investment

at April 30, 2020

	Average Annual Total Returns As of April 30, 2020
	1 Year	3 Years	Since Inception(a)
Innovator Lunt Low Vol/High Beta Tactical ETF
NAV Return	-21.86%	-2.52%	2.71%
Market Return	-21.69%	-2.47%	2.75%
Lunt Capital U.S. Large Cap Equity Rotation Index	-21.35%	-1.86%	3.40%
S&P 500® Index	0.86%	9.04%	11.26%

(a)	Inception date is October 19, 2016.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.49%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR LUNT LOW VOL/HIGH BETA TACTICAL ETF

Fund Performance

April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, the Lunt Capital U.S. Large Cap Equity Rotation Index and the S&P 500® Index include the reinvestment of all dividends, if any.

The Lunt Capital U.S. Large Cap Equity Rotation Index utilizes Lunt Capital’s proprietary relative strength methodology to rotate between the holdings of one of two sub-indices, the S&P 500® Low Volatility Index and the S&P 500® High Beta Index. The S&P 500® Low Volatility Index is composed of the 100 securities comprising the S&P 500® Index that have exhibited the lowest realized volatility over the prior 12 months. The S&P 500® High Beta Index is composed of the 100 securities comprising the S&P 500® Index that have exhibited the highest sensitivity to market movements, or “beta”, over the prior 12 months.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at innovatoretfs.com/LVHB.

INNOVATOR ETFs TRUST II

Expense Example

For the Period Ended April 30, 2020 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) ongoing costs, including management fees and other Fund expenses; and (2) transaction costs including brokerage commissions on the purchase and sale of Fund shares. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020 for each Fund.

Actual Expenses

The first line under each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Funds under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

INNOVATOR ETFs TRUST II

Expense Example

For the Period Ended April 30, 2020 (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the respective Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchases and sales of Fund shares. Therefore, the second line under the Funds in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses	Annualized
	Beginning	Ending	Paid During	Expense Ratio
	Account Value	Account Value	the Period (a)	for the Period
Innovator S&P Investment Grade Preferred ETF (NAV)				0.47%
Actual	$1,000.00	$990.70	$2.33
Hypothetical	1,000.00	1,022.53	2.36
Innovator Lunt Low Vol/High Beta Tactical ETF (NAV)				0.49%
Actual	1,000.00	723.40	2.10
Hypothetical	1,000.00	1,022.43	2.46

(a)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period).

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 99.61% (a)
Banks - 28.62%
Bank of America Corp., Series 02, 3.000% to 05/28/2020 then 3-Month Libor + 0.650%	3,528	$67,914
Bank of America Corp., Series 4, 4.000% to 05/28/2020 then 3-Month Libor + 0.750%	3,096	66,564
Bank of America Corp., Series 5, 4.000% to 05/21/2020 then 3-Month Libor + 0.500%	3,192	67,287
Bank of America Corp., Series CC, 6.200%	2,448	63,893
Bank of America Corp., Series E, 4.000% to 05/15/2020 then 3-Month Libor + 0.350%	3,000	69,540
Bank of America Corp., Series EE, 6.000%	2,448	63,648
Bank of America Corp., Series GG, 6.000%	2,376	64,437
Bank of America Corp., Series HH, 5.875%	2,400	63,840
Bank of America Corp., Series KK, 5.375%	2,544	65,712
Bank of America Corp., Series LL, 5.000%	2,640	66,106
First Citizens BancShares, Inc., Series A, 5.375%	29,088	732,728
First Republic Bank, Series J, 4.700%	27,624	669,053
HSBC Holdings PLC, Series A, 6.200%	24,792	637,402
JPMorgan Chase & Co., Series AA, 6.100%	4,848	125,127
JPMorgan Chase & Co., Series BB, 6.150%	4,824	124,507
JPMorgan Chase & Co., Series DD, 5.750%	4,800	127,920
JPMorgan Chase & Co., Series EE, 6.000%	4,656	127,295
JPMorgan Chase & Co., Series GG, 4.750% (b)	5,280	133,056
Northern Trust Corp., Series E, 4.750% (b)	26,136	654,968
State Street Corp., Series D, 5.900% to 03/15/2024 then 3-Month Libor + 3.108% (b)	12,552	328,109
State Street Corp., Series G, 5.350% to 03/15/2026 then 3-Month Libor + 3.709% (b)	12,504	338,608
The Bank of New York Mellon Corp., 5.200%	25,800	661,254
The PNC Financial Services Group, Inc., Series P, 6.125% to 05/01/2022 then 3-Month Libor + 4.067%	12,288	323,912
The PNC Financial Services Group, Inc., Series Q, 5.375%	13,152	336,034
Truist Financial Corp., Series F, 5.200% (b)	6,576	165,715
Truist Financial Corp., Series G, 5.200%	6,624	168,382

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

	Shares	Value
Truist Financial Corp., Series H, 5.625%	6,384	$164,069
Truist Financial Corp., Series I, 4.000% to 06/15/2020 then 3-Month Libor + 0.530%	8,184	190,687
US Bancorp., 5.150%	6,288	161,664
US Bancorp., Series B, 3.500% to 07/15/2020 then 3-Month Libor + 0.600%	8,616	170,424
US Bancorp., Series F, 6.500% to 01/15/2022 then 3-Month Libor + 4.468%	6,024	162,708
US Bancorp., Series K, 5.500%	6,024	159,636
Wells Fargo & Co., 5.200%	2,448	61,102
Wells Fargo & Co., Series O, 5.125%	2,472	61,157
Wells Fargo & Co., Series P, 5.250%	2,448	61,322
Wells Fargo & Co., Series Q, 5.850% to 09/15/2023 then 3-Month Libor + 3.090%	2,376	60,089
Wells Fargo & Co., Series R, 6.625% to 03/15/2024 then 3-Month Libor + 3.690%	2,136	57,053
Wells Fargo & Co., Series T, 6.000%	2,160	55,166
Wells Fargo & Co., Series V, 6.000%	2,232	57,898
Wells Fargo & Co., Series W, 5.700%	2,256	57,912
Wells Fargo & Co., Series X, 5.500% (b)	2,304	59,098
Wells Fargo & Co., Series Y, 5.625% (b)	2,280	59,668
Wells Fargo & Co., Series Z, 4.750%	2,664	63,616
		7,976,280
Capital Markets - 12.33%
Apollo Global Management, Inc., Series A, 6.375%	14,136	369,374
Apollo Global Management, Inc., Series B, 6.375%	13,920	357,048
Highland Income Fund, Series A, 5.375%	28,536	685,434
KKR & Co., Inc., Series A, 6.750%	12,336	319,379
KKR & Co., Inc., Series B, 6.500%	12,312	326,637
Oaktree Capital Group LLC, Series A, 6.625%	14,016	363,996
Oaktree Capital Group LLC, Series B, 6.550%	14,256	365,239
The Gabelli Equity Trust, Inc., Series K, 5.000%	25,728	647,831
		3,434,938
Diversified Financial Services - 4.82%
Allied Capital Corp., 6.875%, 04/15/2047	13,968	342,914
Ares Management Corp., Series A, 7.000%	14,640	375,370
The Charles Schwab Corp., Series C, 6.000%	24,096	625,773
		1,344,057

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

	Shares	Value
Electric - 12.24%
Alabama Power Co., Series A, 5.000%	23,616	$630,783
Brookfield Renewable Partners LP, Series 17, 5.250%	33,888	879,394
Duke Energy Corp., 5.125%, 01/15/2073	12,456	314,265
Duke Energy Corp., Series A, 5.750%	11,760	324,458
NextEra Energy Capital Holdings, Inc., 5.000%, 01/15/2073	12,912	323,058
NextEra Energy Capital Holdings, Inc., Series I, 5.125%, 11/15/2072	12,792	323,254
PPL Capital Funding, Inc., Series B, 5.900%, 04/30/2073	24,528	616,389
		3,411,601
Insurance - 29.61%
Aegon NV, Series 1, 4.000% to 06/15/2020 then 3-Month Libor + 0.875%	32,064	702,202
American International Group Inc., Series A, 5.850%	28,104	727,893
Arch Capital Group Ltd., Series E, 5.250%	15,000	361,650
Arch Capital Group Ltd., Series F, 5.450%	15,144	377,388
Athene Holding Ltd., Series A, 6.350% to 06/30/2029 then 3-Month USD Libor + 4.253%	16,080	390,262
Athene Holding Ltd., Series B, 5.625%	17,472	405,525
Axis Capital Holdings Ltd., Series E, 5.500%	28,824	709,647
MetLife Inc., Series A, 4.000% to 06/15/2020 then 3-Month Libor + 1.000%	9,912	227,976
MetLife Inc., Series E, 5.625%	8,280	216,936
MetLife Inc., Series F, 4.750%	9,624	238,194
PartnerRe Ltd., Series H, 7.250%	12,216	315,417
PartnerRe Ltd., Series I, 5.875%	13,488	326,679
Prudential Financial, Inc., 5.700%, 03/15/2053	12,744	322,041
Prudential Financial, Inc., 5.750%, 12/15/2052	12,672	320,348
Prudential PLC, 6.500%	12,120	312,696
Prudential PLC, 6.750%	12,072	308,681
RenaissanceRe Holdings Ltd., Series E, 5.375%	13,368	337,275
RenaissanceRe Holdings Ltd., Series F, 5.750%	12,600	325,458

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

	Shares	Value
The Allstate Corp., 5.100% to 01/15/2023 then 3-Month Libor + 3.165%, 01/15/2053	8,688	$225,280
The Allstate Corp., Series H. 5.100%	9,048	231,629
The Allstate Corp., Series I, 4.750%	9,096	230,947
The Hartford Financial Services Group, Inc., 7.875% to 04/15/2022 then 3-Month Libor + 5.596%, 04/15/2042	11,832	316,388
The Hartford Financial Services Group, Inc., Series G, 6.000%	12,072	322,202
		8,252,714
Real Estate Investment Trusts - 11.99%
Federal Realty Investment Trust, Series C, 5.000% (b)	25,896	633,158
Kimco Realty Corp., Series L, 5.125% (b)	14,928	350,808
Kimco Realty Corp., Series M, 5.250%	14,688	334,152
National Retail Properties Inc., Series F, 5.200%	28,392	689,075
PS Business Parks, Inc., Series W, 5.200%	6,624	167,256
PS Business Parks, Inc., Series X, 5.250%	6,528	162,351
PS Business Parks, Inc., Series Y, 5.200%	6,624	167,057
PS Business Parks, Inc., Series Z, 4.875%	7,080	170,486
Public Storage, Series B, 5.400%	2,112	54,278
Public Storage, Series C, 5.125%	2,160	55,879
Public Storage, Series D, 4.950%	2,160	54,994
Public Storage, Series E, 4.900%	2,208	56,039
Public Storage, Series F, 5.150%	2,160	56,894
Public Storage, Series G, 5.050%	2,112	54,933
Public Storage, Series H, 5.600%	2,016	55,218
Public Storage, Series I, 4.875%	2,184	55,823
Public Storage, Series J, 4.700%	2,280	58,072
Public Storage, Series K, 4.750%	2,184	56,544
Public Storage, Series V, 5.375%	2,112	53,919
Public Storage, Series W, 5.200%	2,184	55,212
		3,342,148
TOTAL PREFERRED STOCKS (Cost $27,953,709)		27,761,738

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.21%
Mount Vernon Liquid Assets Portfolio, LLC, 0.48% (c)	1,173,997	$1,173,997
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,173,997)		1,173,997

SHORT TERM INVESTMENTS - 0.80%
Money Market Funds - 0.80%
First American Government Obligations Fund - Class X, 0.26% (c)	221,986	221,986
TOTAL SHORT TERM INVESTMENTS (Cost $221,986)		221,986

Total Investments (Cost $29,349,692) - 104.62%		29,157,721
Liabilities in Excess of Other Assets - (4.62)%		(1,289,087)
TOTAL NET ASSETS - 100.00%		$27,868,634

Asset Type	% of Net Assets
Preferred Stocks	99.61%
Investments Purchased with Proceeds From Securities Lending	4.21
Short Term Investments	0.80
Total Investments	104.62
Liabilities in Excess of Other Assets	(4.62)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

USD - United States Dollar

Libor - London Interbank Offered Rate

(a)	Securities with no stated maturity date are perpetual in nature.
(b)	All or a portion of this security is on loan as of April 30, 2020. The total value of securities on loan is $1,146,605, or 4.11% of net assets. See Note 6.
(c)	Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR LUNT LOW VOL/HIGH BETA TACTICAL ETF

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 83.47%
Advertising - 0.76%
Omnicom Group, Inc. (a)	15,879	$905,579

Aerospace/Defense - 1.04%
Lockheed Martin Corp.	3,159	1,229,041

Banks - 0.77%
US Bancorp	24,977	911,661

Beverages - 2.13%
PepsiCo, Inc.	11,413	1,509,826
The Coca-Cola Co.	22,126	1,015,362
		2,525,188
Building Materials - 0.74%
Johnson Controls International PLC	30,232	880,054

Chemicals - 1.07%
Ecolab, Inc. (a)	6,585	1,274,198

Commercial Services - 3.01%
Automatic Data Processing, Inc.	7,023	1,030,204
IHS Markit Ltd.	17,583	1,183,336
Verisk Analytics, Inc.	8,861	1,354,227
		3,567,767
Computers - 1.03%
Accenture PLC - Class A	6,597	1,221,699

Cosmetics & Personal Care - 2.16%
Colgate-Palmolive Co. (a)	17,068	1,199,368
The Procter & Gamble Co.	11,561	1,362,695
		2,562,063
Diversified Financial Services - 3.75%
American Express Co. (a)	9,613	877,186
Intercontinental Exchange, Inc.	14,785	1,322,518
Nasdaq, Inc.	10,694	1,172,811
Visa, Inc. - Class A (a)	6,054	1,081,971
		4,454,486

The accompanying notes are an integral part of these financial statements.

INNOVATOR LUNT LOW VOL/HIGH BETA TACTICAL ETF

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

	Shares	Value
Electric - 24.03%
Alliant Energy Corp.	29,651	$1,439,556
Ameren Corp.	19,335	1,406,621
American Electric Power Co., Inc. (a)	16,576	1,377,631
CMS Energy Corp. (a)	24,054	1,373,243
Consolidated Edison, Inc.	18,961	1,494,127
Dominion Energy, Inc. (a)	18,618	1,436,006
DTE Energy Co.	13,476	1,398,000
Duke Energy Corp. (a)	18,318	1,550,802
Entergy Corp.	12,358	1,180,313
Evergy, Inc.	21,795	1,273,482
Eversource Energy (a)	19,085	1,540,160
Exelon Corp.	30,014	1,112,919
FirstEnergy Corp.	30,599	1,262,821
NextEra Energy, Inc.	6,074	1,403,823
Pinnacle West Capital Corp.	15,717	1,210,052
PPL Corp.	39,835	1,012,606
Public Service Enterprise Group, Inc. (a)	29,737	1,507,963
Sempra Energy (a)	9,965	1,234,165
The Southern Co. (a)	23,813	1,350,911
WEC Energy Group, Inc. (a)	16,112	1,458,942
Xcel Energy, Inc.	23,332	1,482,982
		28,507,125
Electrical Components & Equipment - 0.89%
AMETEK, Inc.	12,568	1,054,078

Electronics - 1.76%
Honeywell International, Inc.	7,121	1,010,470
Roper Technologies, Inc. (a)	3,164	1,079,019
		2,089,489
Environmental Control - 2.28%
Republic Services, Inc.	17,845	1,397,977
Waste Management, Inc. (a)	13,020	1,302,260
		2,700,237
Food - 3.85%
Hormel Foods Corp. (a)	26,097	1,222,644
Mondelez International, Inc. - Class A (a)	23,595	1,213,727

The accompanying notes are an integral part of these financial statements.

INNOVATOR LUNT LOW VOL/HIGH BETA TACTICAL ETF

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

	Shares	Value
Sysco Corp. (a)	18,349	$1,032,498
The Hershey Co. (a)	8,341	1,104,599
		4,573,468
Gas - 2.24%
Atmos Energy Corp. (a)	14,424	1,470,815
NiSource, Inc. (a)	47,305	1,187,829
		2,658,644
Healthcare-Products - 3.06%
Abbott Laboratories	14,014	1,290,549
Medtronic PLC	13,118	1,280,710
Stryker Corp.	5,682	1,059,295
		3,630,554
Insurance - 11.75%
Aflac, Inc.	28,337	1,055,270
Arthur J Gallagher & Co.	13,321	1,045,699
Assurant, Inc. (a)	8,698	924,076
Berkshire Hathaway, Inc. - Class B (b)	7,258	1,359,858
Chubb Ltd.	8,596	928,454
Cincinnati Financial Corp. (a)	11,523	758,213
Everest Re Group Ltd.	4,656	806,093
Globe Life, Inc.	12,837	1,056,999
Loews Corp. (a)	23,442	812,500
Marsh & McLennan Companies, Inc. (a)	12,379	1,204,847
The Allstate Corp.	11,176	1,136,823
The Hartford Financial Services Group, Inc.	24,918	946,635
The Travelers Companies, Inc. (a)	9,570	968,580
WR Berkley Corp.	17,315	935,010
		13,939,057
Media - 1.89%
Charter Communications, Inc. - Class A (a)(b)	2,479	1,227,675
Comcast Corp. - Class A	27,079	1,018,983
		2,246,658
Pharmaceuticals - 2.22%
Johnson & Johnson	9,529	1,429,731
Merck & Co., Inc.	15,127	1,200,176
		2,629,907
Pipelines - 0.80%
Kinder Morgan, Inc.	62,271	948,387

The accompanying notes are an integral part of these financial statements.

INNOVATOR LUNT LOW VOL/HIGH BETA TACTICAL ETF

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

	Shares	Value
Retail - 5.58%
Costco Wholesale Corp.	4,462	$1,351,986
McDonald's Corp.	6,937	1,301,104
The Home Depot, Inc.	5,230	1,149,711
Walmart, Inc.	13,345	1,622,085
Yum! Brands, Inc.	13,809	1,193,512
		6,618,398
Software - 3.41%
Citrix Systems, Inc. (a)	11,612	1,683,856
Jack Henry & Associates, Inc. (a)	7,792	1,274,382
Paychex, Inc. (a)	15,925	1,091,181
		4,049,419
Telecommunications - 2.11%
AT&T, Inc. (a)	33,872	1,032,080
Verizon Communications, Inc.	25,626	1,472,213
		2,504,293
Water - 1.14%
American Water Works Co., Inc.	11,131	1,354,531
TOTAL COMMON STOCKS (Cost $90,963,036)		99,035,981

REAL ESTATE INVESTMENT TRUSTS - 16.24%
Apartments - 5.86%
Apartment Investment & Management Co. - Class A	28,048	1,056,568
AvalonBay Communities, Inc.	7,035	1,146,353
Equity Residential (a)	18,987	1,235,294
Essex Property Trust, Inc.	4,671	1,140,191
Mid-America Apartment Communities, Inc.	10,756	1,203,812
UDR, Inc. (a)	31,093	1,165,055
		6,947,273
Diversified - 1.96%
Duke Realty Corp.	40,657	1,410,798
Vornado Realty Trust (a)	20,803	911,587
		2,322,385
Health Care - 0.60%
Welltower, Inc. (a)	13,967	715,529

The accompanying notes are an integral part of these financial statements.

INNOVATOR LUNT LOW VOL/HIGH BETA TACTICAL ETF

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

	Shares	Value
Office Property - 2.54%
Alexandria Real Estate Equities, Inc.	8,372	$1,315,157
Boston Properties, Inc. (a)	10,127	984,142
SL Green Realty Corp. (a)	13,570	719,889
		3,019,188
Shopping Centers - 1.65%
Federal Realty Investment Trust (a)	11,753	978,672
Regency Centers Corp.	22,264	977,612
		1,956,284
Single Tenant - 0.78%
Realty Income Corp. (a)	16,797	922,491

Storage - 1.88%
Extra Space Storage, Inc.	12,297	1,085,087
Public Storage (a)	6,158	1,142,001
		2,227,088
Warehouse/Industrial - 0.97%
Prologis, Inc.	12,907	1,151,693
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $17,198,476)		19,261,931

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 27.54%
Mount Vernon Liquid Assets Portfolio, LLC, 0.48% (c)	32,679,119	32,679,119
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $32,679,119)		32,679,119

SHORT TERM INVESTMENTS - 0.12%
Money Market Funds - 0.12%
First American Government Obligations Fund - Class X, 0.26% (c)	146,140	146,140
TOTAL SHORT TERM INVESTMENTS (Cost $146,140)		146,140

The accompanying notes are an integral part of these financial statements.

INNOVATOR LUNT LOW VOL/HIGH BETA TACTICAL ETF

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

	Shares	Value
Total Investments (Cost $140,986,771) - 127.37%		$151,123,171
Liabilities in Excess of Other Assets - (27.37)%		(32,469,595)
TOTAL NET ASSETS - 100.00%		$118,653,576

Asset Type	% of Net Assets
Common Stocks	83.47%
Real Estate Investment Trusts	16.24
Investments Purchased with Proceeds From Securities Lending	27.54
Short Term Investments	0.12
Total Investments	127.37
Liabilities in Excess of Other Assets	(27.37)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of April 30, 2020. The total value of securities on loan is $31,386,019, or 26.45% of net assets. See Note 6.
(b)	Non-income producing security.
(c)	Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST II

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

	Innovator S&P Investment Grade Preferred ETF	Innovator Lunt Low Vol/High Beta Tactical ETF
Assets:
Investments, at value (a)(b)	$29,157,721	$151,123,171
Dividends, interest and other receivables	10,841	94,377
Receivable for fund shares sold	–	23,469,840
Securities lending income receivable	2,230	3,124
Total Assets	29,170,792	174,690,512

Liabilities:
Payable to Adviser	8,161	38,568
Distribution payable	120,000	–
Payable for investments purchased	–	23,319,249
Payable for collateral upon return of securities loaned	1,173,997	32,679,119
Total Liabilities	1,302,158	56,036,936
Net Assets	$27,868,634	$118,653,576

Net Assets Consist of:
Capital stock	$29,609,688	$169,332,966
Total distributable earnings/(accumulated deficit)	(1,741,054)	(50,679,390)
Net Assets	$27,868,634	$118,653,576

Net Asset Value:
Net assets	$27,868,634	$118,653,576
Shares of beneficial interest outstanding (unlimited shares authorized)	1,200,000	4,550,000
Net asset value price per share	$23.22	$26.08

(a) Cost of investments	$29,349,692	$140,986,771
(b) Including securities on loan at a value of	$1,146,605	$31,386,019

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST II

Statements of Operations

For the Period Ended April 30, 2020 (Unaudited)

	Innovator S&P Investment Grade Preferred ETF	Innovator Lunt Low Vol/High Beta Tactical ETF
Investment Income:
Dividends	$541,227	$2,127,705
Interest	779	4,383
Securities lending income, net	22,332	20,334
Total Investment Income	564,338	2,152,422

Expenses:
Investment advisory fee	46,378	324,335
Total Expenses	46,378	324,335
Net Investment Income/(Loss)	517,960	1,828,087

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(148,790)	(48,131,260)
Redemptions sold in-kind	(17,214)	10,830,307
Net change in unrealized appreciation/(depreciation) on Investments	(569,147)	(8,254,714)
Net Realized and Unrealized Gain/(Loss)	(735,151)	(45,555,667)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(217,191)	$(43,727,580)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST II

Statements of Changes in Net Assets

	Innovator S&P Investment Grade Preferred ETF			Innovator Lunt Low Vol / High Beta Tactical ETF
	Period Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019 (a)	Year Ended March 31, 2019	Period Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019 (b)	Year Ended September 30, 2019

Operations:
Net investment income/(loss)	$517,960	$453,106	$881,941	$1,828,087	$72,960	$2,551,531
Net realized gain/(loss)	(166,004)	(71,576)	(273,580)	(37,300,953)	2,261	4,212,414
Net change in unrealized appreciation/(depreciation)	(569,147)	686,869	72,146	(8,254,714)	(623,741)	15,245,213
Net Increase/(Decrease) in Net Assets Resulting From Operations	(217,191)	1,068,399	680,507	(43,727,580)	(548,520)	22,009,158

Distributions to Shareholders:
Distributions to shareholders	(581,898)	(465,500)	(884,376)	(1,826,111)	–	(2,642,583)
Net Distributions to Shareholders	(581,898)	(465,500)	(884,376)	(1,826,111)	–	(2,642,583)

Fund Share Transactions:
Proceeds from shares sold	11,656,545	4,774,470	3,583,797	124,334,985	1,815,865	39,520,873
Cost of shares redeemed	(2,276,755)	–	(9,339,003)	(97,590,325)	–	(85,176,009)
Net Increase/(Decrease) in Net Assets From Capital Share Transactions	9,379,790	4,774,470	(5,755,206)	26,744,660	1,815,865	(45,655,136)

Total Increase/(Decrease) in Net Assets	8,580,701	5,377,369	(5,959,075)	(18,809,031)	1,267,345	(26,288,561)

Net Assets:
Beginning of period	19,287,933	13,910,564	19,869,639	137,462,607	136,195,262	162,483,823
End of period	$27,868,634	$19,287,933	$13,910,564	$118,653,576	$137,462,607	$136,195,262

Change in Shares Outstanding:
Shares sold	500,000	200,000	150,000	3,650,000	50,000	1,200,000
Shares redeemed	(100,000)	–	(400,002)	(2,850,000)	–	(2,650,002)
Net Increase/(Decrease)	400,000	200,000	(250,002)	800,000	50,000	(1,450,002)

(a)	The period ended October 31, 2019 consists of seven months due to the Fund's fiscal year end change. See Note 1.
(b)	The period ended October 31, 2019 consists of one month due to the Fund's fiscal year end change. See Note 1.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST II

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:				Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Paid from net investment income	Paid from return of capital	Total Distributions Paid
Innovator S&P Investment Grade Preferred ETF
For the period ended 4/30/2020 (Unaudited)	$24.11	0.62	(0.84)		(0.22)	(0.67)	-	(0.67)
For the period 4/1/2019 (h) - 10/31/2019	$23.18	0.67	0.93		1.60	(0.67)	-	(0.67)
For the year ended 3/31/2019	$23.38	1.18	(0.18)		1.00	(1.20)	-	(1.20)
For the year ended 3/31/2018	$24.06	1.29	(0.57)		0.72	(1.36)	(0.04)	(1.40)
For the period 5/23/2016 (f) - 3/31/2017	$25.07	1.21	(1.17)		0.04	(1.05)	-	(1.05)

Innovator Lunt Low Vol / High Beta Tactical ETF
For the period ended 4/30/2020 (Unaudited)	$36.66	0.47	(10.58)		(10.11)	(0.47)	-	(0.47)
For the period 10/1/2019 (d) - 10/31/2019	$36.81	0.02	(0.17)		(0.15)	-	-	-
For the year ended 9/30/2019	$31.55	0.66	5.29		5.95	(0.69)	-	(0.69)
For the year ended 9/30/2018	$31.23	0.47	0.32	(i)	0.79	(0.47)	-	(0.47)
For the period 10/19/2016 (f) - 9/30/2017	$25.36	0.47	5.82		6.29	(0.42)	-	(0.42)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	The period ended October 31, 2019 consists of one month due to the Fund's fiscal year end change. See Note 1.
(e)	Excludes in-kind transactions associated with creations and redemptions of the Funds.
(f)	Commencement of operations.
(g)	The ratio of net expenses to average net assets includes tax expense of 0.01%.
(h)	The period ended October 31, 2019 consists of seven months due to the Fund's fiscal year end change. See Note 1.
(i)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to: transactions for the period.

(j)	The ratio of net expenses to average net assets includes interest expense fees of 0.03%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST II

Financial Highlights

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)(e)

(0.89)	$23.22	(0.93)%	$27,869	0.47%		5.23%	33%
0.93	$24.11	6.93%	$19,288	0.47%		4.75%	34%
(0.20)	$23.18	4.54%	$13,911	0.47%		5.12%	58%
(0.68)	$23.38	2.98%	$19,870	0.47%		5.39%	67%
(1.01)	$24.06	0.18%	$12,030	0.48%	(g)	5.86%	171%

(10.58)	$26.08	(27.66)%	$118,654	0.49%		2.75%	388%
(0.15)	$36.66	(0.42)%	$137,463	0.49%		0.63%	0%
5.26	$36.81	19.11%	$136,195	0.49%		2.00%	44%
0.32	$31.55	2.55%	$162,484	0.52%	(j)	1.47%	667%
5.87	$31.23	24.88%	$134,301	0.49%		1.66%	179%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Innovator ETFs Trust II (the “Trust”) was organized as a Massachusetts business trust on December 17, 2013, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust currently consists of two operational series, which are covered in this report. Effective April 1, 2018, the Trust changed from Elkhorn ETF Trust to Innovator ETFs Trust II. As a result, the Elkhorn S&P High Quality Preferred ETF and the Elkhorn Lunt Low Vol/High Beta Tactical ETF Funds’ names were changed to the Innovator S&P High Quality Preferred ETF (“EPRF”) and the Innovator Lunt Low Vol/High Beta Tactical ETF (“LVHB”), respectively (the “Funds”). EPRF and LVHB commenced operations on May 23, 2016 and October 19, 2016, respectively. Effective July 16, 2018, EPRF’s name was changed from Innovator S&P High Quality Preferred ETF to Innovator S&P Investment Grade Preferred ETF.

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b-1 fee to their shareholders. The Funds list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX” or the “Exchange”). The Funds seek investment results that generally correspond (before fees and expenses) to the price and yield of the S&P U.S. High Quality Preferred Stock Index (EPRF) and Lunt Capital U.S. Large Cap Equity Rotation Index (LVHB), respectively.

On March 21, 2019, the Board of Trustees approved a change in the Funds’ fiscal year end from March 31 (EPRF) and September 30 (LVHB) to October 31, effective April 1, 2019 and October 1, 2019, respectively.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

2. SIGNIFICATANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Unaudited) (Continued)

Valuation:

The net asset value (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Shares of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s net asset value per share as provided by the underlying fund’s administrator. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Unaudited) (Continued)

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy levels as of April 30, 2020:

EPRF
	Level 1	Level 2	Level 3	Total
Assets
Preferred Stocks	$27,761,738	$—	$—	$27,761,738
Investments Purchased with Proceeds From Securities Lending	—	1,173,997	—	1,173,997
Short Term Investments	221,986	—	—	221,986
Total Assets	$27,983,724	$1,173,997	$—	$29,157,721

LVHB
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$99,035,981	$—	$—	$99,035,981
Real Estate Investment Trusts	19,261,931	—	—	19,261,931
Investments Purchased with Proceeds From Securities Lending	—	32,679,119	—	32,679,119
Short Term Investments	146,140	—	—	146,140
Total Assets	$118,444,052	$32,679,119	$—	$151,123,171

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Unaudited) (Continued)

See the Schedules of Investments for the investments detailed by industry classification.

There were no level 3 investments held by the Funds during the reporting period.

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Tax Information:

The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute substantially all of their net investment income and capital gains to shareholders.

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Unaudited) (Continued)

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the period ended April 30, 2020, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of April 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. As of April 30, 2020, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds are subject to examination by U.S. Federal tax authorities for all tax years since inception.

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital. These reclassifications have no effect on net assets or net asset value per share. For the period ended October 31, 2019, the Funds made the following permanent book-to-tax reclassifications:

	Distributable Earnings/
	(Accumulated Deficit)	Pain-In Capital
EPRF	$(4,548)	$4,548
LVHB	—	—

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. LVHB intends to pay out dividends from its net investment income, if any, quarterly. EPRF intends to pay out dividends from its net investment income, if any, monthly. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as a return of capital.

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Unaudited) (Continued)

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. The Trust determines the gain or loss realized from investment transactions on the basis of identified cost. Dividend income, if any, is recognized on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates. Withholding taxes on foreign dividends have been accounted for in accordance with the applicable country’s tax rules and rate. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.

Distributions received from investments in master limited partnerships (“MLPs”), closed-end funds, real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital. For financial statement purposes, estimates are used to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP, closed-end fund, REIT or royalty trust and other industry sources. These estimates may subsequently be revised and reflected on the Form 1099 received by shareholders based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end. The distributions received from MLPs, REITs, closed-end funds, and royalty trust securities that have been classified as income and capital gains are included in dividend income and net realized gain/(loss) on investments, respectively, on the Statements of Operations. The distributions received that are classified as return of capital reduce the cost of investments on the Statements of Assets and Liabilities.

3. INVESTMENT ADVISOR AND OTHER AFFILIATES

Effective April 1, 2018, Innovator Capital Management, LLC (the “Adviser”) was appointed to serve as the investment adviser to the Funds, pursuant to an Interim Investment Advisory Agreement with the Trust on behalf of the Funds.

On April 10, 2018, the Board of Trustees of Elkhorn ETF Trust approved the New Advisory Agreement between the Trust and the Adviser and recommended that the New Advisory Agreement be submitted to Funds shareholders for approval. The New Advisory Agreement was approved at the June 20, 2018 and August 1, 2018 shareholder meetings for LVHB and EPRF, respectively.

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Unaudited) (Continued)

Pursuant to the New Advisory Agreements between the Trust and the Adviser with respect to EPRF and LVHB, EPRF pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.47%, and LVHB pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.49%. During the term of the New Advisory Agreement, the Adviser pays all expenses of EPRF and LVHB (“Fund Expenses”), including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the New Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

Penserra Capital Management LLC (the “Sub-Adviser”) acts as sub-adviser to the Funds pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (“Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for execution of the Sub-Adviser’s strategy for each of the Funds. The Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios. Pursuant to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee for the services and facilities it provides payable on a monthly basis.

Certain trustees and officers of the Trust are affiliated with the Adviser. Trustee compensation is paid for by the Adviser.

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2020, the cost of purchases and proceeds from sales of investment securities, other than in-kind purchases and sales and short-term investments were as follows:

	Purchases		Sales
	U.S. Governement	Other	U.S. Governement	Other
EPRF	$—	$6,741,451	$—	$6,777,004
LVHB	—	566,904,494	—	549,781,972

For the period ended April 30, 2020, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind	In-Kind
	Creations	Redemptions
EPRF	$11,527,665	$2,251,574
LVHB	106,674,369	96,770,049

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Unaudited) (Continued)

Net capital gains or losses resulting from in-kind redemptions are excluded for the Funds’ taxable gains and are not distributed to shareholders.

5. CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.

The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A fixed transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. EPRF and LVHB each charge a $500 transaction fee on creations and redemptions of the respective Fund. The Funds may permit Authorized Participants to substitute cash in lieu of delivering securities in-kind, in which case the Authorized Participant may be assessed additional fees to cover the cost of purchasing securities. Additional fees received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Unaudited) (Continued)

6. SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the funds’ custodian (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Funds’ Schedules of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

As of April 30, 2020, the values of the securities on loan, cash collateral received and fees and interest earned were as follows:

	Value of Securities on Loan	Cash Collateral Received	Fees and Interest Earned
EPRF	$1,146,605	$1,173,997	$22,332
LVHB	31,386,019	32,679,119	20,334

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Unaudited) (Continued)

7. FEDERAL INCOME TAX INFORMATION

At October 31, 2019, the cost of investments and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

	EPRF	LVHB

Cost of Portfolio	$19,546,850	$146,054,543
Gross Unrealized Appreciation	$459,862	$19,809,729
Gross Unrealized Depreciation	(162,181)	(1,450,023)
Net Unrealized Appreciation/(Depreciation)	$297,681	$18,359,706

The differences between book basis and tax basis cost on investments and net unrealized appreciation/(depreciation) are primarily attributable to wash sale loss deferrals and differences in the tax treatment of partnership securities.

At October 31, 2019, the components of undistributed or accumulated earnings/loss on a tax basis were as follows:

	EPRF	LVHB

Accumulated Capital and Other Losses	$(1,255,211)	$(23,541,523)
Dividends Payable	(76,000)	—
Undistributed Net Ordinary Income	91,565	56,118
Unrealized Appreciation/(Depreciation) on Investments	297,681	18,359,706
Total Distributable Earnings/(Accumulated Deficit)	$(941,965)	$(5,125,699)

Certain capital and qualified late year ordinary losses incurred after October 31 and December 31, respectively, and within the current taxable year, are deemed to arise on the first business day of the next taxable year. During the fiscal period ended October 31, 2019, the Funds did not elect to defer qualified post-October capital or late year ordinary losses.

At October 31, 2019, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains for an unlimited period as indicated below:

	EPRF	LVHB

Indefinite Short-Term	$1,085,160	$23,541,523
Indefinite Long-Term	170,051	—

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Unaudited) (Continued)

To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the current year ended October 31, 2019, LVHB utilized $2,261 of short term capital loss carryforward.

The tax character of the distributions paid by the Funds during the fiscal periods ended October 31, 2019, March 31, 2019 for EPRF and September 30, 2019 for LVHB were as follows:

	EPRF		LVHB
	October 31, 2019	March 31, 2019	October 31, 2019	September 30, 2019
Distributions paid from:
Net Ordinary Income	$389,500	$884,376	$661,168	$1,981,415
Net Long-Term Capital Gains	—	—	—	—
Return of Capital	—	—	—	—
Total Distributions Paid	$389,500	$884,376	$661,168	$1,981,415

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements (ASU 2018-13). The amendments in ASU 2018-13 modify the disclosure requirements on fair value measurements in Topic 820. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

9. SUBSEQUENT EVENT

Effective May 1, 2020, Kevin Gustafson was appointed Chief Compliance Officer and Anti-Money Laundering Officer of the Trust following Jim Nash’s April 30, 2020 resignation.

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Unaudited) (Continued)

Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

10. IMPORTANT NOTICE REGARDING PROPSECITVE CHANGE IN INVESTMENT POLICY TO LVHB

On May 13, 2020, the Board of Trustees of the Innovator ETFs Trust II approved the following changes to LVHB (here, “the Fund”), which will take effect on or about July 17, 2020:

                1.     The Fund’s current underlying index, the Lunt Capital U.S. Large Cap Rotation Index (the “Lunt Index”), will be replaced with Refinitiv Diversified Power Buffer Strategy Index (the “Diversified Power Buffer Index”);

                2.     The Fund’s name will be changed to the Innovator S&P 500 Diversified Power Buffer ETF;

                3.     The Fund’s investment objective will be changed to the following: The Innovator S&P 500 Diversified Power Buffer ETF seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Refinitiv Diversified Power Buffer Strategy Index; and

                4.     The Fund’s management fees will be reduced from 0.49% to 0.20%.

After these changes take effect, the Fund will continue to follow its non-fundamental policy to invest not less than 80% of its total assets in securities that comprise its underlying index. The new index, the Diversified Power Buffer Index, is comprised of the shares of the following twelve underlying exchange-traded funds:

                1.     Innovator S&P 500 Power Buffer ETF — January (PJAN)

                2.     Innovator S&P 500 Power Buffer ETF — February (PFEB)

                3.     Innovator S&P 500 Power Buffer ETF — March (PMAR)

                4.     Innovator S&P 500 Power Buffer ETF — April (PAPR)

                5.     Innovator S&P 500 Power Buffer ETF — May (PMAY)

                6.     Innovator S&P 500 Power Buffer ETF — June (PJUN)

                7.     Innovator S&P 500 Power Buffer ETF — July (PJUL)

                8.     Innovator S&P 500 Power Buffer ETF — August (PAUG)

                9.     Innovator S&P 500 Power Buffer ETF — September (PSEP)

INNOVATOR ETFs TRUST II

Notes to Financial Statements (Unaudited) (Continued)

                10.   Innovator S&P 500 Power Buffer ETF — October (POCT)

                11.   Innovator S&P 500 Power Buffer ETF — November (PNOV)

                12.   Innovator S&P 500 Power Buffer ETF — December (PDEC)

The Fund’s investment performance, tracking the Diversified Power Buffer Index, will largely depend on the investment performance of the underlying exchange-traded funds in which it invests, subject to the respective “caps” and “buffers” of the underlying exchange-traded funds. An investment in the Fund will be subject to the risks and expenses associated with the exchange-traded funds that comprise the Diversified Power Buffer Index. In addition to its own fees and expenses, the Fund will pay indirectly a proportional share of the fees and expenses of the underlying exchange-traded funds in which it invests, including advisory and administration fees (“Acquired Fund Fees and Expenses”). The Fund does not currently pay Acquired Fund Fees and Expenses in tracking the Lunt Index.

A Preliminary Prospectus and Preliminary Statement of Additional Information (“SAI”) has been filed with the Securities and Exchange Commission (“SEC”) which reflect the changes described in this notice and which are publicly available on the SEC’s website:

https://www.sec.gov/Archives/edgar/data/1595106/000143774920011063/elkhorn20200514_485apos.htm.

There is no guarantee that the Fund will convert, or convert at or around the targeted date of July 17, 2020.  For more information about the changes described above, or to obtain a copy of the Preliminary Prospectus or SAI, please call 1-800-208-5212.

INNOVATOR ETFs TRUST II

Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(a) Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2018	Founding Principal and Chief Executive Officer (2019-present), Founding Principal and President (2001-2019), Timothy Financial Counsel, Inc.	52	None
Joe Stowell 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2018	Chief Operating Officer, Woodmen Valley Chapel (2015-present); Executive Vice President and Chief Operating Officer, English Language Institute/China (2007-2015).	52	Board of Advisors, Westmont College
Brian J. Wildman 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2018	President, Timothy Financial Counsel, Inc. (2019-present); Executive Vice President, Consumer Banking (2016-2019), Chief Risk Officer (2013-2016), MB Financial Bank.	52	Missionary Furlough Homes, Inc. (since 2008); MB Financial Bank (2003- 2019).

INNOVATOR ETFs TRUST II

Trustees and Officers (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (b) 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer, Innovator Capital Management, LLC (2017-present).	52	None
Officers
John W. Southard 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1969	Vice President, Treasurer and Principal Financial Accounting Officer	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017-present); Director and Co-Founder, T2 Capital Management, LLC (2010-present).	52	Independent Trustee, ETF Managers Group, LLC (2012-2018)
James Nash (c) 10 High Street, Suite 302, Boston, MA 02110 Year of Birth: 1981	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2018	Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (2016-Present); Senior Associate and Regulatory Administration Advisor, JPMorgan Chase & Co. (2014-2016).	52	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(a)	The Fund Complex includes Innovator ETFs Trust II, and each series of Innovator ETFs Trust I.
(b)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.
(c)	Jim Nash is an employee of Foreside Fund Officer Services, LLC, a wholly-owned subsidiary of the Funds’ principal underwriter.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-877-386-3890.

INNOVATOR ETFs TRUST II

Additional Information (Unaudited)

1. INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com.

2. PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov. Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3. INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Trust’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q or Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4. HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semiannual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding). If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386- 3890) to change the status of your existing account. You may change your status at any time.

INNOVATOR ETFs TRUST II

Additional Information (Unaudited) (Continued)

5. TAX INFORMATION

For the fiscal year ended October 31, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the taxable year ended October 31, 2019, the percentage of ordinary income dividends paid by the Funds that qualify for the dividends received deduction available to corporations was 0.00%.

For the taxable year ended October 31, 2019, the Funds didn’t pay any ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c).

INVESTMENT ADVISOR

Innovator Capital Management, LLC

109 North Hale Street

Wheaton, IL 60187

INVESTMENT SUB-ADVISOR

Penserra Capital Management, LLC

140 Broadway, 26th Floor

New York, NY 10005

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100 Portland, ME 04101

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.

 1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street,

Chicago, Illinois 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: Brian Wildman, Joe Stowell and Mark Berg.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Innovator ETFs Trust II

By (Signature and Title)*                   /s/ Bruce Bond

Bruce Bond, Principal Executive Officer

Date    06/26/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Bruce Bond

Bruce Bond, Principal Executive Officer

Date    06/26/2020

By (Signature and Title)*                   /s/ John Southard

John Southard, Principal Financial Officer

Date    06/26/2020

* Print the name and title of each signing officer under his or her signature.